Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 12,950	$ 15,072
Restricted cash, current (Note 7 and Note 18)	9,326	4,159
Trade accounts receivable, net (Note16)	5,969	4,762
Inventories (Note 4)	3,613	3,867
Due from managers	81	70
Due from related parties (Note 3)	147	0
Prepaid expenses and other receivables	5,877	3,467
Total Current Assets	37,963	31,397
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	291,207	638,532
Total Fixed Assets	291,207	638,532
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,636	1,776
Restricted cash, non-current (Note 7 and Note 18)	9,570	25,524
Fair value of above market acquired time charter (Note 6)	14,330	20,699
TOTAL ASSETS	354,706	717,928
CURRENT LIABILITIES
Current portion of long term debt (Note 7)	28,766	34,674
Accounts payable	8,264	8,501
Due to related parties (Note 3)	262	436
Due to managers	0	48
Accrued liabilities (Note 13)	3,422	3,870
Derivative instruments(Note 18)	0	82
Deferred revenue	1,736	4,543
Total Current Liabilities	42,450	52,154
NON-CURRENT LIABILITIES
Long term debt (Note 7)	195,348	231,466
Other non-current liabilities	162	95
TOTAL LIABILITIES	237,960	283,715
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2011 and 2012 (Note 8)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 5,357,224 and 5,400,810 shares issued and outstanding at December 31, 2011 and 2012, respectively	54	54
Additional paid in capital (Note 8)	520,946	520,261
Accumulated deficit	(404,254)	(86,102)
Total Stockholders' Equity	116,746	434,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 354,706	$ 717,928